Taxation - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Liabilities Related to Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, excluding interest and penalties, at January 1,	$ 6.2	$ 5.3
Additions for tax positions of prior year	0.0	0.9
Unrecognized tax benefits, excluding interest and penalties, at December 31,	6.2	6.2
Interest and penalties	4.6	4.2
Unrecognized tax benefits, including interest and penalties, at December 31,	$ 10.8	$ 10.4